Document and Entity Information	Feb. 19, 2026
Cover [Abstract]
Entity Registrant Name	UNITIL CORP
Amendment Flag	false
Entity Central Index Key	0000755001
Document Type	8-K
Document Period End Date	Feb. 19, 2026
Entity Incorporation State Country Code	NH
Entity File Number	1-8858
Entity Tax Identification Number	02-0381573
Entity Address, Address Line One	6 Liberty Lane West
Entity Address, City or Town	Hampton
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03842-1720
City Area Code	(603)
Local Phone Number	772-0775
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	UTL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false